Cash and Cash Equivalents - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash at bank
Cash and cash equivalents	¥ 550,274	$ 79,010	¥ 1,706,880	$ 245,079	¥ 1,010,076	¥ 308,972
Outside of PRC
Cash at bank
Cash and cash equivalents	¥ 377,800		¥ 1,501,800